SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Financial income (expenses), net	$ 11,284	$ (28,825)	$ (16,609)
Share-based compensation to employees and service providers	1,647	5,675	10,212
Depreciation	(1,445)	(2,136)	(1,914)
Amortization and impairment of intangible assets	545	6,018	16,235
Gain from early termination of lease, net	543
Other income	44,064
Consolidated Comprehensive Income (Loss)	23,916	(71,669)	(97,744)
Commercial Operations
Disclosure of operating segments
Adjusted EBITDA	(20,173)	(16,595)	(15,527)
Research and Development
Disclosure of operating segments
Adjusted EBITDA	$ (8,165)	$ (12,420)	$ (37,247)